Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation
Summary of Activities of Restricted Stock Units

The following table summarizes activities of the Company’s restricted share units under the 2018 Plan and 2021 Plan for the years ended December 31, 2019, 2020 and 2021:

	Number of	Weighted Average
	Restricted Share	Grant Date
	Units Outstanding	Fair Value
		US$
Unvested at December 31, 2018	3,971,453	1.96
Granted	472,220	2.64
Vested	(746,660)	1.96
Forfeited	(1,033,446)	2.13
Unvested at December 31, 2019	2,663,567	1.98
Granted	2,048,991	0.40
Vested	(843,990)	1.15
Forfeited	(2,113,283)	1.89
Unvested at December 31, 2020	1,755,285	1.09
Granted	9,635,488	0.51
Vested	(6,051,761)	0.52
Forfeited	(913,018)	0.58
Unvested at December 31, 2021	4,425,994	0.67

Summary of Fair Value of Each Restricted Share Units Granted With Market Condition

The fair value of each restricted share units granted with market condition under the Company’s 2018 Plan during the year ended December 31, 2018 was estimated on the date of grant using Monte Carlo model with the assumptions (or ranges thereof) in the following table:

Year ended
December 31,
2018
Expected volatility (a)	50.0%
Risk-free interest rate (b)	4.1%
Expected dividend yield (c)	0%
Contractual term	10

Notes:

(a)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b)	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(c)	The Company has no history or expectation of paying dividends on its ordinary shares.

Schedule of Fair Value of Restricted Share Units and Ordinary Shares Estimated at Date of Option Grants

The following table sets forth the fair value of restricted share units and ordinary shares estimated at the date of option grants indicated below:

			Fair value
			of restricted
			share units
	Restricted		granted		Fair value	Discount for
	share units		with market		of ordinary	Lack of	Discount
Date of Grant	granted		condition		shares	Marketability	Rate	Type of Valuation
September 30, 2018	3,971,453	US$	1.66	US$	2.06	8%	20%	Contemporaneous
June 30, 2019	472,220		—	US$	2.64	4%	20%	Contemporaneous